Restructuring Charges (Detail) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($) office	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($) office	Dec. 31, 2016 USD ($)
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 0	$ 5,818	$ 2,176	$ 19,804
Number of offices closed | office		2		2
Restructuring liability	$ 2,500		$ 2,500		$ 5,600